Post balance sheet events (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Post balance sheet events
Proceeds from sales of intangible assets, classified as investing activities	£ 246	£ 36	£ 137